Cost of revenues (Details) - Schedule of cost of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of cost of revenues [Abstract]
Materials and changes in inventories	$ 10,316	$ 10,532	$ 7,638
Payroll and related expenses	19,754	17,019	14,272
Training expenses	3,885	2,713	5,338
Shipping expenses	1,548	1,543	1,784
Depreciation and Amortization	1,080	1,327	1,501
Inventory write-off	230	150	262
Travel	1,410	866	1,561
Other	4,334	3,729	3,467
Total	$ 42,557	$ 37,879	$ 35,823